Stock Options (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 23, 2018	Dec. 31, 2020
Stock options (Textual)
Reserved shares under stock incentive plan	2,400,000	2,400,000
Exercisable price	$ 0.40
Share based compensation expiration date	Feb. 23, 2023
Outstanding options		$ 2,400,000
Remaining life of options		2 years 1 month 24 days
Rick Havenstrite [Member]
Stock options (Textual)
Number of options granted		1,000,000
Howard Crosby [Member]
Stock options (Textual)
Number of options granted		1,000,000
John Ryan [Member]
Stock options (Textual)
Number of options granted		200,000
Linde Havenstrite [Member]
Stock options (Textual)
Number of options granted		200,000